Liquidity, Financial Condition and Management's Plans - Additional Information (Detail) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 15, 2015	Oct. 12, 2015	Jul. 24, 2015	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Liquidity And Managements Plans [Line Items]
Accumulated deficit							$ (83,402,000)		$ (83,402,000)		$ (70,338,126)	$ (57,100,511)
Positive (deficit) in working capital							500,000		500,000
Net cash used in operating activities							(6,921,000)		(6,921,000)	$ (2,928,000)	(4,484,362)	(885,218)
Net loss							$ (3,293,000)	$ (2,393,000)	(13,064,000)	(6,019,000)	(13,237,616)	$ (3,707,243)
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses											10,727,475
Proceeds from exercise of stock options									294,000
Value of common stock shares issued											9,846,552
Expenses related stock issuance									530,000	$ 276,000	$ 2,117,217
Aspire Capital Fund, LLC [Member]
Liquidity And Managements Plans [Line Items]
Number of shares issued							506,585
Maximum commitment under stock purchase agreement			$ 10,000,000
Common stock purchase agreement period			24 months
Value of common stock shares issued							$ 1,400,000
Series B Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Positive (deficit) in working capital							$ 3,400,000		3,400,000
Proceed from Exercise of warrants to purchase of common stock					$ 3,800,000
Series B Warrant Liability [Member] | Subsequent event [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock					3,800,000
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock					$ 3,800,000				3,832,000
Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock				$ 200,000					$ 156,000
Series A convertible preferred stock [Member] | Subsequent event [Member] | Sabby Management, LLC [Member]
Liquidity And Managements Plans [Line Items]
Maximum commitment under stock purchase agreement		$ 10,000,000
Proceeds from issuance of convertible preferred stock	$ 4,000,000
Expenses related stock issuance	$ 500,000
IPO [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses						$ 8,000,000
IPO [Member] | Units [Member]
Liquidity And Managements Plans [Line Items]
Description of units issued									1,650,000 units, each of which consisted of one share of Common Stock, one Series A Warrant and one Series B Warrant.		1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant)
Number of shares issued						1,650,000					1,650,000
Offering price per unit						$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses						$ 8,000,000					$ 10,708,500